Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
GOODWILL [Abstract]
Changes in Carrying Value of Goodwill

	Online Game (in thousands)	Platform Channel (in thousands)	Others (in thousands)	Total (in thousands)
Balance as of December 31, 2013
Goodwill	$120,294	$59,958	$5,201	$185,453
Accumulated impairment loss	—	—	(5,201)	(5,201)

	$120,294	$59,958	$—	$180,252

Transactions in 2014
Acquisitions	$—	$113,039	$—	$113,039
Foreign exchange	(398)	(95)	—	(493)
Impairment loss	—	(33,801)	—	(33,801)
Balance as of December 31, 2014
Goodwill	$119,896	$172,902	$5,201	$297,999
Accumulated impairment loss	—	(33,801)	(5,201)	(39,002)

	$119,896	$139,101	$—	$258,997

	Online Game (in thousands)	Platform Channel (in thousands)	Others (in thousands)	Total (in thousands)
Balance as of December 31, 2014
Goodwill	$119,896	$172,902	$5,201	$297,999
Accumulated impairment loss	—	(33,801)	(5,201)	(39,002)

	$119,896	$139,101	$—	$258,997

Transactions in 2015
Foreign exchange	$(415)	$(1,355)	$—	$(1,770)
Impairment loss	—	(31,445)	—	(31,445)
Disposal	(109,224)	(5,476)	—	(114,700)
Balance as of December 31, 2015
Goodwill	$10,257	$166,071	$5,201	$181,529
Accumulated impairment loss	—	(65,246)	(5,201)	(70,447)

	$10,257	$100,825	$—	$111,082